Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Stockholders' equity:
Total stockholders' equity	$ 129,938	$ 258
China Greenstar Holdings Limited [Member]
Current assets:
Cash and cash equivalents	106,188	258
Deposit	147
Due from controlling shareholder	30,690
Total current assets	137,025	258
Liabilities and Stockholders' Equity
Accrued expenses	7,087
Stockholders' equity:
Common stock ($1 par value; Authorized-50,000 shares and nil at September 30, 2014 and December 31, 2013, respectively; Issued and outstanding-100 shares and nil at September 30, 2014 and December 31, 2013, respectively.)	100
Additional paid-in capital	223,301	703
Accumulated deficit	(92,987)	(444)
Accumulated other comprehensive loss	(476)	(1)
Total stockholders' equity	129,938	258
Total liabilities and stockholders' equity	$ 137,025	$ 258